BORROWINGS AND NON-CURRENT FINANCIAL LIABILITIES (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Other borrowings	€ 1,609	€ 3,365
Amortized Cost [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	1,609	3,365
Other borrowings	1,609	3,365
Current financial liabilities related parties	1,609	3,365
Carrying Amounts [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	1,609	3,365
Other borrowings	1,609	3,365
Current financial liabilities related parties	1,609	3,365
Fair Value [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	1,609	3,365
Other borrowings	1,609	3,365
Current financial liabilities related parties	€ 1,609	€ 3,365